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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

1.   Name and address of insurer:

                             Wells Fargo Funds Trust
                          525 Market Street, 12th Floor
                             San Francisco, CA 94105

2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

  C&B Mid Cap Value Fund, Common Stock Fund, Discovery Fund, Enterprise Fund,
Growth Opportunities Fund, Mid Cap Growth Fund, Opportunity Fund, Small/Mid Cap
 core Fund, Special Mid Cap Value Fund, Traditional Small Cap Growth Fund, Asia
  Pacific Fund, Diversified International Fund, C&B Large Cap Fund, Diversified
  Equity Fund, Diversified Small Cap Fund, Emerging Growth Fund, Equity Value
 Fund, International Value Fund, Small Company Growth Fund, Small Company Value
Fund, Conservative Allocation Fund, Growth Balanced Fund, Index Asset Allocation
Fund, Moderate Balanced Fund, Asset Allocation Fund, Diversified Capital Builder
                   Fund and Diversified Income Builder Fund.

3.   Investment Company Act File Number:                               811-09253

     Securities Act File Number:                                       333-74295

4(a). Last day of fiscal year for which this Form is filed:            09/30/10

4(b). [ ] Check box if this form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
FEE DUE.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of
            securities sold during the
            fiscal year pursuant to
            section 24(f):                                    $     3,342,496,291
                                                              -------------------

     (ii)   Aggregate price of
            securities redeemed or
            repurchased during the
            fiscal year:                  $   6,585,203,094
                                          -----------------

     (iii)  Aggregate price of
            securities redeemed or
            repurchased during any
            PRIOR fiscal year ending no
            earlier than October 11,
            1995 that were not
            previously used to reduce
            registration fees payable
            to the Commission:            $   4,596,477,226
                                          -----------------

     (iv)   Total available redemption
            credits [add Items 5(ii)                               11,181,680,320
                                                              -------------------

     (v)    Net sales - if Item 5(i) is
            greater than Item 5(iv)
            [subtract Item 5(iv) from
            Item 5(i)]:                                       $    (7,839,184,029)
                                                              -------------------

     (vi)   Redemption credits
            available for use in future
            years - if Item 5(i) is
            less than Item 5(iv)
            [subtract Item 5(iv) from
            Item 5(i):                    $   7,839,184,029
                                          -----------------

     (vii)  Multiplier for determining
            registration fee (See
            Instruction C.9):                                 X         0.0001161
                                                              -------------------

     (viii) Registration fee due
            [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no
            fee is due):                                      =                 0
                                                              -------------------

6.   Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     ______________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filled that are available for use by the issuer in future fiscal years, then state that number here:
     ______________________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              +$                0
                                                              -------------------

8.   Total of the amount of the registration fee due plus any interest due (line
     5(viii) plus line 7):

                                                              +$                0
                                                              -------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

               [X]  Wire Transfer

               [ ]  Mail or other means

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)* /s/ KASEY L. PHILLIPS
                               -----------------------------------------
                               KASEY L. PHILLIPS/TREASURER

     Date 12/28/10

*    Please print the name and title of the signing officer below the signature.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)